Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of bid amount to be included in inventory	51.00%
De Beers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of bid price as revenue	49.00%